Schedule of income and social contribution taxes reconciliation (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income (loss) before taxes - continued operations		R$ (34,788)	R$ 1,352,234	R$ 882,938
Nominal tax rate		34.00%	34.00%	34.00%
Benefit (expense) at nominal rate		R$ 11,828	R$ (459,759)	R$ (300,199)
Adjustments to income taxes
Income from associates and joint ventures		8,626		73,995
Difference of tax rates on results of foreign subsidiaries		244,822	1,018,576	5,263
Difference of functional currency of foreign subsidiaries		(129)	1,142,762	73,380
Deferred tax assets not recognized	[1]	(840,457)	(1,842,478)	(72,254)
Recognition of tax assets from previous years	[2]	1,025,000	361,000	33,790
Interest on overpayment of taxes	[3]	104,789
Profits taxed by foreign jurisdictions		(33,455)	(63,252)	(79,435)
Share-based payment		(24,454)	(22,774)	(14,172)
Transfer price		(71,634)	(40,568)	(16,966)
Penalties		(11,042)	(5,261)	(48,633)
Investment grant		109,591	52,279	64,127
Reversal (recognition) of provision with no deferred tax constituted				481,356
Other permanent differences		28,617	32,238	(4,857)
Total		R$ 552,102	R$ 172,763	R$ 195,395
Effective rate		1587.00%	(12.80%)	(22.10%)
Current tax		R$ (255,642)	R$ (77,373)	R$ (94,699)
Deferred tax		807,744	R$ 250,136	R$ 290,094
Non-recognition of deferred tax on tax losses and negative basis		R$ 2,472,126

[1]	Amount related to the non-recognition of deferred tax on tax losses carryforward for the year ended December 31, 2021, in the amount of R$2,472,126, due to limited capacity of realization (note 10.2).
[2]	The Company prepared recoverability study for deferred tax assets (according to note 10.2) and, based on it, recognized an asset in the amount of R$1,025,000.
[3]	Related the non-taxation of interest on tax overpayments. Includes the amount of R$79,639 referring to previous years (note 9.4)